Interim Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss for the period	$ (2,902)	$ (2,160)	$ (5,248)	$ (5,128)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	37	28	76	60
Share-based compensation	168	415	289	846
Change in lease liability	(83)	(109)	(159)	(155)
Changes in operating assets and liabilities:
Decrease (increase) in trade accounts receivable and other assets	(327)	(27)	(305)	(120)
Increase (decrease) in trade accounts payable	8	72	(10)	72
Increase (decrease) in other accounts payable	(154)	(422)	2	(504)
Net cash used in operating activities	(3,253)	(2,203)	(5,355)	(4,929)
Cash flows from investing activities:
Purchase of fixed assets		(15)		(63)
Net cash used in investing activities		(15)		(63)
Cash flows from financing activities:
Issuance of Preferred Shares		5,000	2,000	5,000
Proceeds from a convertible debt			1,000
Exercise of options		127	10	127
Issuance of shares and warrants	13,994		13,643
Net cash provided by financing activities	13,994	5,127	16,653	5,127
Increase in cash, cash equivalents and restricted cash	10,741	2,909	11,298	135
Cash, cash equivalents and restricted cash at the beginning of the period	2,406	4,169	1,849	6,943
Cash, cash equivalents and restricted cash at end of the period	13,147	7,078	13,147	7,078
Non Cash Activities
Obtaining a right-of-use asset in exchange for a lease liability		458		458
Purchase of fixed assets		158		158
Conversion of preferred shares	11,965		11,965
Conversion of a convertible debt	1,000		1,000
Issuance expenses	$ 407		$ 56